Fair Value Measurements - Initial measurement of the Earnout Shares (Details)		6 Months Ended
	May 27, 2022 item Y $ / shares	Jun. 30, 2022 item Y $ / shares
Fair Value Measurements
Price per public warrant | $ / shares	$ 1.33	$ 1.05
Tranche 1 | Non-employee Earnout Shares
Fair Value Measurements
Share Price | $ / shares	4.82	3.72
Tranche 2 | Non-employee Earnout Shares
Fair Value Measurements
Share Price | $ / shares	$ 3.98	$ 3.04
Stock price | Non-employee Earnout Shares
Fair Value Measurements
Fair value measurement input	7.39	6.31
Risk-free interest rate | Non-employee Earnout Shares
Fair Value Measurements
Fair value measurement input	0.0281	0.0301
Volatility | Non-employee Earnout Shares
Fair Value Measurements
Fair value measurement input	0.375	0.400
Expected term (years) | Non-employee Earnout Shares
Fair Value Measurements
Fair value measurement input | Y	5.00	4.92
Expected dividends | Non-employee Earnout Shares
Fair Value Measurements
Fair value measurement input	0.000	0.000